Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Debt Disclosure [Abstract]
Short-term	$ 219,779	1,363,639	1,105,575
Long-term, current portion	254,441	1,578,702	234,121
Debt, current	474,220	2,942,341	1,339,696
Long-term, non-current portion	249,707	1,549,331	2,446,076
Total bank borrowings	$ 723,927	4,491,672	3,785,772